LOANS PAYABLE	12 Months Ended
May 31, 2019
Loan Payable [Abstract]
LOANS PAYABLE
7.	LOANS PAYABLE

	Coeur
As at May 31, 2019	debenture	Other	Total
Opening balance	$8,831,653	$-	$8,831,653
Additions	-	2,633,733	2,633,733
Inducements	-	(182,971)	(182,971)
Interest expense	210,712	278,746	489,458
Repayments	(1,944,775)	-	(1,944,775)
Settlements	(7,199,123)	-	(7,199,123)
Currency translation adjustments	101,533	69,467	171,000
Ending balance	$-	$2,798,975	2,798,975
Less: current portion	-	2,798,975	2,798,975
Long term portion	$-	$-	$-

	Coeur
As at May 31, 2018	debenture	Other	Total
Opening balance	$-	$15,067	$15,067
Additions	8,332,041	-	8,332,041
Interest expense	356,798	-	356,798
Repayments	(173,695)	(15,067)	(188,762)
Currency translation adjustments	316,509	-	316,509
Ending balance	8,831,653	-	8,831,653
Less: current portion	178,980	-	178,980
Long term portion	$8,652,673	$-	$8,652,673

In March 2019, the Company entered into a convertible loan facility of $12,000,000 with Beedie Capital (“Beedie”) to fund acquisitions of new royalties and streams. The facility consists an initial advance of $7,000,000, with the remaining $5,000,000 available for subsequent advances in minimum tranches of $1,250,000. The facility carries an interest rate of 8.0% on amount advanced and 2.5% on standby funds available, with the principal payment due 48 months after the date the financing is completed. At the option of Beedie, principal outstanding can be convertible into common shares of the Company at a conversion price of $1.39 per share. The Company drew down the initial advance of $7,000,000 subsequently (Note 14).

In October and December 2018, the Company entered into four loan arrangements for aggregate proceeds of $2,623,733 or US$2,000,000, where each has a stated rate of 5% per annum and a term of one year. The Company provided the lenders in aggregate an origination discount of $79,012 or US$60,000 and 600,000 share purchase warrants exercisable at $0.85 per share for two years, valued at $103,959. The principal and interest balance were repaid in full subsequently (Note 14).

In July 2017, the Company entered into a convertible debenture agreement for $8,332,041 or US$6,677,476 with Coeur Mining, Inc. (“Coeur”), in connection with the acquisition of certain royalty and stream interests from Coeur, which has a stated rate of 5% per annum payable every six months and a term of ten years. The principal balance of the convertible debenture will automatically be converted into common shares of the Company at the time of future equity financings or future asset acquisitions and enables Coeur to maintain a 19.9% interest in the Company until the outstanding principal balance is either converted in full or otherwise repaid. During the year ended May 31, 2019, the Company issued 9,229,644 (2018 - Nil) common shares, valued at $0.78 or $7,199,123 (2018 - $Nil), on conversion of the debenture owed to Coeur.